REAL ESTATE INVESTMENTS, NET - Intangible Assets Amortization (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
July through December 2021	$ 938,913
2022	1,877,826
2023	787,228
2024	709,832
Net amount	$ 4,313,799	$ 5,127,788	$ 7,700,000
Below-Market Lease Intangibles
Weighted-average remaining amortization period	9 years 4 months 24 days	9 years 4 months 24 days
Tenant Origination and Absorption Costs
Real Estate [Line Items]
July through December 2021	$ 1,609,387
2022	2,682,533	$ 3,801,383
2023	1,805,532	2,628,700
2024	1,689,428	1,751,653
2025	1,311,545	1,625,159
2026	601,734	1,242,973
Thereafter	2,659,530	3,046,229
Net amount	$ 12,359,689	$ 14,096,097	21,261,362
Below-Market Lease Intangibles
Weighted-average remaining amortization period	7 years 1 month 6 days	7 years 1 month 6 days
Above-Market Lease Intangibles
Real Estate [Line Items]
July through December 2021	$ 64,909
2022	129,823	$ 129,823
2023	127,174	129,823
2024	122,543	127,174
2025	115,996	122,543
2026	78,557	115,995
Thereafter	116,927	195,484
Net amount	$ 755,929	$ 820,842	1,251,734
Below-Market Lease Intangibles
Weighted-average remaining amortization period	6 years 9 months 18 days	7 years 2 months 12 days
Below-Market Lease Intangibles
Below-Market Lease Intangibles
July through December 2021	$ (727,614)
2022	(1,217,029)	$ (1,462,730)
2023	(921,169)	(1,217,076)
2024	(917,750)	(921,169)
2025	(917,750)	(917,750)
2026	(912,347)	(917,750)
Thereafter	(6,216,928)	(7,129,262)
Net amount	$ (11,830,587)	$ (12,565,737)	$ (14,591,359)
Weighted-average remaining amortization period	11 years 10 months 24 days	12 years 2 months 12 days